Material Accounting Policies	12 Months Ended
Sep. 30, 2024
Material Accounting Policies
Material Accounting Policies

3.	Material Accounting Policies

The accounting policies below are in compliance with IFRS and have been applied consistently to all periods presented in these consolidated financial statements.

a.	Basis of consolidation

i.	Subsidiaries

These consolidated financial statements include direct and indirect subsidiaries, all of which are wholly owned. Any subsidiaries that are formed or acquired during the year are consolidated from their respective dates of formation or acquisition. Inter-company transactions and balances are eliminated on consolidation.

Subsidiaries are entities controlled by the Company. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases. The accounting policies of subsidiaries have been changed when necessary to align them with the policies adopted by the Company. All subsidiaries have the same reporting dates as their parent Company.

ii.	Transactions eliminated on consolidation

Intra-company balances and transactions, and any unrealized income and expenses arising from intra-company transactions, are eliminated in preparing the consolidated financial statements.

b.	Foreign currency

Each subsidiary of the Company maintains its accounting records in its functional currency. A Company’s functional currency is the currency of the principal economic environment in which it operates.

i.	Foreign currency transactions

Transactions carried out in foreign currencies are translated using the exchange rate prevailing at the transaction date. Monetary assets and liabilities denominated in a foreign currency at the reporting date are translated at the exchange rate at that date. The foreign currency gain or loss on such monetary items is recognized as income or expense for the period. Non-monetary assets and liabilities denominated in a foreign currency are translated at the historical exchange rate prevailing at the transaction date.

ii.	Translation of financial statements of foreign operations

The assets and liabilities of subsidiaries whose functional currency is not the U.S. dollar are translated into U.S. dollars at the exchange rate prevailing at the reporting date. The income and expenses of foreign operations whose functional currency is not the U.S. dollar are translated to U.S dollars at the exchange rate prevailing on the date of transaction. Foreign currency differences on translation are recognized in other comprehensive income in the cumulative translation account net of income tax.

Foreign exchange gains or losses arising from a monetary item receivable from or payable to a foreign operation, the settlement of which is neither planned nor likely to occur in the foreseeable future and which in substance is considered to form part of the net investment in the foreign operation, are recognized in other comprehensive income in the foreign currency translation reserve.

c.	Financial instruments

Recognition

Financial assets and financial liabilities are recognized in the Company’s consolidated statement of financial position when the Company becomes a party to the contractual provisions of the instrument. On initial recognition, all financial assets and financial liabilities are recorded at fair value, net of attributable transaction costs, except for financial assets and liabilities classified as at fair value through profit or loss (‘FVTPL’). The directly attributable transactions costs of financial assets and liabilities as at FVTPL are expensed in the period in which they are incurred.

Subsequent measurement of financial assets and liabilities depends on the classification of such assets and liabilities.

Classification and Measurement

The Company determines the classification of its financial instruments at initial recognition. Financial assets and financial liabilities are classified according to the following measurement categories:

●	those to be measured subsequently at fair value either through profit or loss (“FVTPL”) or through other comprehensive income (“FVTOCI”); and,
●	those to be measured subsequently at amortized cost.

The classification and measurement of financial assets after initial recognition at fair value depends on the business model for managing the financial asset and the contractual terms of the cash flows. Financial assets that are held within a business model whose objective is to collect the contractual cash flows, and that have contractual cash flows that are solely payments of principal and interest on the principal outstanding, are generally measured at amortized cost at each subsequent reporting period. All other financial assets are measured at their fair values at each subsequent reporting period, with any changes recorded through FVTPL or through FVTOCI (which designation is made as an irrevocable election at the time of recognition).

After initial recognition at fair value, financial liabilities are classified and measured at either:

●	amortized cost.

●	FVTPL, if the Company has made an irrevocable election at the time of recognition, or when required (for items such as instruments held for trading or derivatives); or,
●	the Company reclassifies financial assets when and only when its business model for managing those assets changes. Financial liabilities are not reclassified.

The Company’s financial assets consist of cash and cash equivalents, trade and other receivables and prepaid expenses, which are classified and subsequently measured at amortized cost. The Company’s financial liabilities consist of trade and other payables, working capital facilities, promissory notes, short term loans, lease liability, relief and recovery fund payable, and other payables, which are classified and measured at amortized cost using the effective interest method. Derivative liability is classified and measured at fair value through profit and loss. Interest expense is reported in profit or loss.

d.	Cash equivalents

Cash equivalents include short-term investments with original maturities of three months or less.

e.	Inventories

Inventories are stated at the lower of cost and net realizable value. Cost of raw material is determined using the average cost method. Cost of semi-finished and finished goods are determined using the First in First out (FIFO) method. Cost includes all expenses directly attributable to the manufacturing process as well as appropriate portions of related production overheads. Net realizable value is the estimated selling price in the ordinary course of business less any applicable selling expenses.

f.	Property, plant and equipment

Recognition and measurement

Items of property, plant and equipment (other than land and buildings) are measured at cost less accumulated depreciation and accumulated impairment losses. Cost includes the cost of material and labor and other costs directly attributable to bringing the asset to a working condition for its intended use.

When significant components of an item of property, plant and equipment have different useful lives, they are accounted for as separate items of property, plant and equipment.

Gains and losses on disposal of an item of property, plant and equipment are determined by comparing the proceeds from disposal with the carrying amount of property, plant and equipment, and are recognized net within profit or loss.

The Company capitalizes borrowing costs directly attributable to the acquisition, construction or production of qualifying property, plant and equipment as part of the cost of that asset, if applicable. Capitalized borrowing costs are amortized over the useful life of the related asset.

The Company adopted the revaluation method of accounting for the newly acquired building and land. Land and building measured using the revaluation method is initially measured at cost and subsequently carried at its revalued amount, being the fair value at the date of the revaluation less any subsequent accumulated depreciation and any accumulated impairment losses. Revaluations are made on an annual basis to ensure that the carrying amount does not differ significantly from fair value. Where the carrying amount of an asset increases as a result of revaluation, the increase is recognized in other comprehensive income or loss and accumulated in equity in revaluation surplus, unless the increase reverses a previously recognized impairment recorded through net income, in which case that portion of the increase is recognized in net income. Where the carrying amount of an asset decreases, the decrease is recognized in other comprehensive income to the extent of any balance existing in revaluation surplus in respect of the asset, with the remainder of the decrease recognized in profit or loss. Material residual value estimates and estimates of useful life are updated as required, but at least annually. Gains or losses arising on the disposal of property, plant and equipment are determined as the difference between the disposal proceeds and the carrying amounts of the assets and are recognized in profit or loss within “other income” or “other expenses.

Subsequent costs

The cost of replacing a part of an item of property, plant and equipment is recognized in the carrying amount of the item if it is probable that the future economic benefits embodied within the part will flow to the Company, and its cost can be measured reliably. The carrying amount of the replaced part is derecognized. Maintenance and repair costs are expensed as incurred, except where they serve to increase productivity or to prolong the useful life of an asset, in which case they are capitalized.

Depreciation is provided on a straight-line basis over the estimated useful lives of the assets.

The following useful lives are applied:

Item	Life (in years)
Leasehold improvements	3
Production equipment	2-15
Office furniture and equipment	2-5
Building	20
Right of use assets	Over the lease term

Depreciation methods, useful lives and residual values are reviewed at each reporting date and adjusted prospectively, if appropriate.

g.	Leases

Where the Company has entered a lease, the Company has recognized a right-of-use asset representing its rights to use the underlying assets and a lease liability representing its obligation to make lease payments. The right-of-use asset, where it relates to an operating lease, has been presented net of accumulated depreciation and is disclosed in the consolidated statement of financial position. The lease liability has been disclosed as a separate line item, allocated between current and non-current liabilities. The lease liability associated with all leases is measured at the present value of the expected lease payments at inception and discounted using the interest rate implicit in the lease. If the rate cannot be readily determined, the Company’s incremental borrowing rate is used to discount the lease liability. Judgement is required to determine the incremental borrowing rate.

h.	Impairment

●	Financial assets

The Company recognizes an allowance for credit losses equal to lifetime credit losses for trade and other receivables. None of these assets include a financing component. Significant receivable balances are assessed for impairment individually based on information specific to the customer. The remaining receivables are grouped, where possible, based on shared credit risk characteristics, and assessed for impairment collectively. The allowance assessment incorporates past experience, current and expected future conditions.

●	Non-financial assets

The carrying amounts of the Company’s non-financial assets, other than inventories and deferred tax assets are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated. For intangible assets that are not yet available for use, the recoverable amount is estimated each year at the same time.

An impairment loss is recognized if the carrying amount of an asset or its CGU exceeds its estimated recoverable amount. Impairment losses are recognized in profit or loss. Impairment losses recognized in respect of CGUs are allocated to the carrying amounts of the assets in the unit (group of units).

In respect of other assets, impairment losses recognized in prior periods are assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation, if no impairment loss had been recognized.

i.	Provisions

Legal

Provisions are recognized for present legal or constructive obligations arising from past events when the amount can be reliably estimated, and it is probable that an outflow of resources will be required to settle an obligation. Provisions are measured at the estimated expenditure required to settle the present obligation, based on the most reliable evidence available at the reporting date, including the risks and uncertainties associated with the present obligation. Where there are a number of similar obligations, the likelihood that an outflow will be required in settlement is determined by considering the class of obligations as a whole. Provisions are discounted to their present values, where the time value of money is material.

At the end of each reporting period, the Company evaluates the appropriateness of the remaining balances. Adjustments to the recorded amounts may be required to reflect actual experience or to reflect the current best estimate.

In the normal course of operations, the Company may be subject to lawsuits, investigations and other claims, including environmental, labor, product, customer disputes and other matters. The ultimate outcome or actual cost of settlement may vary significantly from the original estimates. Material obligations that have not been recognized as provisions, as the outcome is not probable or the amount cannot be reliably estimated, are disclosed as contingent liabilities, unless the likelihood of outcome is remote.

j.	Share-based payments

The Company accounts for all share-based payments to employees and non-employees using the fair value-based method of accounting. The Company measures the compensation cost of stock-based option awards to employees at the grant date using the Black-Scholes option pricing model to determine the fair value of the options. The share-based compensation cost of the options is recognized as stock-based compensation expense over the relevant vesting period of the stock options.

Under the Company`s stock option plan, all options granted under the plan have a maximum term of 10 years and have an exercise price per share of not less than the market value of the Company’s common shares on the date of grant. The Board of Directors has the discretion to accelerate the vesting of options or stock appreciation rights granted under the plan in accordance with applicable laws and the rules and policies of any stock exchange on which the Company’s common shares are listed.

The Company has an option plan whereby options are granted to employees and consultants as part of the Company’s incentive plans. Stock options vest in installments over the vesting period. Stock options typically vest one third each year over 3 years or immediately as approved by the Board. The Company treats each installment as a separate grant in determining stock-based compensation expense.

The grant date fair value of options granted to employees is recognized as stock-based compensation expense, with a corresponding charge to contributed surplus, over the vesting period. The expense is adjusted to reflect the estimated number of options expected to vest at the end of the vesting period, adjusted for the estimated forfeitures during the period. Any cumulative adjustment prior to vesting is recognized in the current period. No adjustment is made to any expense recognized in the prior periods if share options ultimately exercised are different to that estimated on vesting. The fair value of options is measured using the Black-Scholes option pricing model. Measurement inputs include the price of Common shares on the measurement date, exercise price of the option, expected volatility (based on weighted average historic volatility), weighted average expected life of the option (based on historical experience and general option holder behavior), expected dividends, estimated forfeitures and the risk-free interest rate.

Upon exercise of options, the proceeds received net of any directly attributable transaction costs up to the nominal value of the shares issued are allocated to share capital with any excess being recorded in retained earnings or deficit.

k.	Income taxes

Tax expense recognized in profit or loss comprises the sum of deferred tax and current tax not recognized in other comprehensive income or directly in equity. Current income tax assets and/or liabilities comprise those obligations to, or claims from, fiscal authorities relating to the current or prior reporting periods, that are unpaid at the reporting date. Current tax is payable on taxable profit, which differs from profit or loss in the financial statements. Calculation of current tax is based on tax rates and tax laws that have been enacted or substantively enacted by the end of the reporting period.

Deferred income taxes are calculated using the liability method on temporary differences between the carrying amounts of assets and liabilities and their tax bases. However, deferred tax is not provided on the initial recognition of goodwill on the initial recognition of an asset or liability unless the related transaction is a business combination or affects tax or accounting profit or transactions that at the time of the transaction, does not give rise to equal taxable and deductible temporary differences. Deferred tax on temporary differences associated with investments in subsidiaries and joint ventures is not provided if reversal of these temporary differences can be controlled by the Company and it is probable that reversal will not occur in the foreseeable future. Deferred tax assets and liabilities are calculated, without discounting, at tax rates that are expected to apply to their respective period of realization, provided they are enacted or substantively enacted by the end of the reporting period. Deferred tax assets are recognized to the extent that it is probable that they will be able to be utilized against future taxable income, based on the Company’s forecast of future operating results which is adjusted for significant non-taxable income and expenses and specific limits to the use of any unused tax loss or credit.

Deferred tax assets and liabilities are offset only when the Company has a right and intention to set off current tax assets and liabilities from the same taxation authority. Changes in deferred tax assets or liabilities are recognized as a component of tax income or expense in profit or loss, except where they relate to items that are recognized in other comprehensive income or directly in equity, in which case the related deferred tax is also recognized in other comprehensive income or equity, respectively. A valuation allowance is recorded against any deferred income tax asset if it is more likely than not that the asset will be realized.

l.	Revenue

Revenue arises from the sale of goods and the rendering of services. It is measured by reference to the fair value of consideration received or receivable, excluding sales taxes, rebates, and trade discounts. The Company often enters sales transactions involving a range of the Company’s products and services, for example for the delivery of battery systems and related services.

Sale of goods

Sale of goods and services is recognized when the Company has transferred to the buyer the significant risks and rewards of ownership, generally when the customer has taken undisputed delivery of the goods and services. For contracts that permit the customer to return an item, revenue is recognized to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur. Therefore, the amount of revenue recognized is adjusted for expected returns, which are estimated based on the historical data for specific types of products.

Advance payments by customers - Any advance receipts from customers are included in contract liabilities until the revenue recognition criteria is met.

Warranty provision

A provision for warranty costs is recorded on product sales at the time the sale is recognized. In establishing the warranty provision, management estimates the likelihood that products sold will experience warranty claims and the estimated cost to resolve claims received, taking into account the nature of the contract and past and projected experience with the products.

Government Grants

Government grants are recognized when there is reasonable assurance that the Company has met the requirements of the approved grant program and there is reasonable assurance that the grant will be received. Government grants that compensate for expenses already incurred are recognized in income on a systematic basis in the same year in which the expenses are incurred. Government grants for immediate financial support, with no future related costs, are recognized in income when receivable. Government grants that compensate the Company for the cost of an asset are recognized on a systematic basis over the useful life of the asset. Government grants consisting of investment tax credits are recorded as a reduction of the related expense or cost of the asset acquired. If a government grant becomes repayable, the repayment is treated as a change in estimate. Where the original grant related to income, the repayment is applied first against any related deferred government grant balance, and any excess as an expense. Where the original grant related to an asset, the repayment is treated as an increase to the carrying amount of the asset or as a reduction to the deferred government grant balance.

m.	Research and development

Expenditure on research is recognized as an expense in the period in which it is incurred.

Costs that are directly attributable to the development phase are recognized as intangible assets provided, they meet the following recognition requirements:

●	completion of the intangible asset is technically feasible so that it will be available for use or sale.

●	the Company intends to complete the intangible asset and use or sell it.

●	the Company has the ability to use or sell the intangible asset.

●	the intangible asset will generate probable future economic benefits. Among other things, this requires that there is a market for the output from the intangible asset or for the intangible asset itself, or, if it is to be used internally, the asset will be used in generating such benefits.

●	there are adequate technical, financial and other resources to complete the development and to use or sell the intangible asset.

●	the expenditure attributable to the intangible asset during its development can be measured reliably.

Development costs not meeting these criteria for capitalization are expensed in profit or loss as incurred.

n.	Finance income and expense, foreign currency gains and losses

Interest income is reported on an accrual basis using the effective interest method.

Finance costs are comprised of interest expense on promissory notes, short term loans and working capital facilities. Borrowing costs that are not directly attributable to the acquisition, construction or production of a qualifying asset are recognized in profit or loss using the effective interest method. Foreign currency gains and losses are reported on a net basis.

o.	Earnings per share (EPS)

The Company presents basic and diluted earnings per share (“EPS”) data for its common shares. Basic EPS is calculated by dividing the profit or loss attributable to common shareholders of the Company by the weighted average number of common shares outstanding during the period. Diluted EPS is determined by adjusting the profit or loss attributable to common shareholders and the weighted average number of common shares outstanding, adjusted for own shares held, for the effects of all dilutive potential common shares, which comprise share options granted to employees. In a period of losses, the dilutive instruments comprising warrants and stock options are excluded for the determination of dilutive net loss per share because their effect is anti-dilutive.

p.	Segment reporting

An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses, including revenues and expenses that relate to transactions with any of the Company’s other components. All operating segments’ operating results are regularly reviewed by the Company’s chief operating decision maker to make decisions about resources to be allocated to the segment and assess its performance, and for which discrete financial information is available.